EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Schedule of U.S. and International Pension Plans with Accumulated Benefit Obligations and with Projected Benefit Obligations in Excess of Plan Assets

	U.S.		International
In thousands	2017	2016	2017	2016
Information for pension plans with accumulated benefit obligations in excess of Plan assets:
Projected benefit obligation	$(44,213)	$(45,512)	$(282,077)	$(255,682)
Accumulated benefit obligation	(43,340)	(44,530)	(274,557)	(249,729)
Fair value of plan assets	37,432	35,802	200,218	170,367
Information for pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$(44,213)	$(45,512)	$(283,106)	$(256,530)
Fair value of plan assets	37,432	35,802	201,115	171,133

Pension Plan Assets by Asset Category
Plan assets by asset category at December 31, 2017 and 2016 are as follows:

	U.S.		International
In thousands	2017	2016	2017	2016
Pension Plan Assets
Equity security funds	$18,122	$17,446	$100,453	$92,201
Debt security funds and other	18,304	17,038	178,730	145,003
Cash and cash equivalents	1,006	1,318	2,419	4,079
Fair value of plan assets	$37,432	$35,802	$281,602	$241,283

Schedule of Pension Plan Assets Measured at Fair Value
The following tables summarize our pension plan assets measured at fair value on a recurring basis by fair value hierarchy level (See Note 18):

	December 31, 2017
In thousands	NAV	Level 1	Level 2	Level 3	Total
US:
Equity	$—	$18,122	$—	$—	$18,122
Debt Securities	—	4,273	14,031	—	18,304
Cash and cash equivalents	—	1,006	—	—	1,006
International:
Equity	$4,586	$38,647	$95,641	$—	$138,874
Debt Securities	—	—	111,204	—	111,204
Insurance Contracts	—	—	15,893	13,123	29,016
Cash and cash equivalents	—	2,507	—	—	2,507
Total	$4,586	$64,555	$236,769	$13,123	$319,033

	December 31, 2016
In thousands	NAV	Level 1	Level 2	Level 3	Total
US:
Equity	$—	$17,446	$—	$—	$17,446
Debt Securities	—	4,766	12,272	—	17,038
Cash and cash equivalents	—	1,318	—	—	1,318
International:
Equity	$3,589	$38,053	$78,694	$—	$120,336
Debt Securities	—	—	90,508	—	90,508
Insurance Contracts	—	—	13,037	12,996	26,033
Cash and cash equivalents	—	4,406	—	—	4,406
Total	$3,589	$65,989	$194,511	$12,996	$277,085

Schedule of Reconciliation of Level 3 Assets
The following table presents a reconciliation of Level 3 assets:

In thousands	Total
Balance at December 31, 2015	$—
Net purchases, issuances, and settlements	56
Net realized and unrealized gains (losses) included in earnings	(5)
Business acquisition	12,949
Other	(4)
Balance at December 31, 2016	$12,996
Net purchases, issuances, and settlements	778
Net realized and unrealized gains (losses) included in earnings	375
Opening balance sheet adjustment	(1,308)
Other	282
Balance at December 31, 2017	$13,123

Costs Recognized Under Defined Contribution Plans and Multiemployer Pension Plans
Costs recognized under these plans are summarized as follows:

	For the year ended December 31,
In thousands	2017	2016	2015
Multi-employer pension and health & welfare plans	$1,522	$2,054	$2,584
401(k) savings and other defined contribution plans	23,209	23,062	21,399
Total	$24,731	$25,116	$23,983

Contributions in Multiemployer Pension Plans
The Company’s participation in multi-employer plans for the year ended December 31, 2017 is outlined in the table below. For plans that are not individually significant to the Company, the total amount of contributions is presented in the aggregate.

			Pension Protection Act Zone Status (b)		FIP/	Contributions by the Company							Expiration Dates of
					RP Status Pending/							Surcharge Imposed	Collective Bargaining
Pension Fund	EIN/PN (a)		2016	2015	Implemented (c)	2017		2016		2015		(d)	Agreements
Idaho Operating Engineers-	EIN #	91-6075538	Green	Green	No	$1,020	(1)	$1,306	(1)	$1,820	(1)	No	6/30/2018
Employers Pension Trust Fund	Plan#	001
Automobile Mechanics' Local No 701 Union and	EIN #	36-6042061	Yellow	Red	Yes (2)	$501	(3)	$748		$764		No (4)	6/1/2018
Industry Pension Plan	Plan #	001
					Total Contributions	$1,521		$2,054		$2,584

(1)	The Company’s contribution represents more than 5% of the total contributions to the plan.

(2)
The Pension Fund’s board adopted a Funding Improvement Plan on October 21, 2015, continuing the existing plan which increased the weekly pension fund contribution rates by $75 with corresponding decreases to the weekly welfare fund contribution rates until December 31, 2017.

(3)	The number of employees covered by this fund decreased due to the closure of the Bensenville, Illinois facility, which affected the period-to-period comparability of 2016 and 2017 contributions.

(4)
Critical status triggered a 5% surcharge on employer contributions effective June 2012.  Effective January 1, 2013, this surcharge increases to 10%. The surcharge ended on October 21, 2015 when the rehabilitation plan commenced.

(a)	The “EIN / PN” column provides the Employer Identification Number and the three-digit plan number assigned to a plan by the Internal Revenue Service.

(b)
The most recent Pension Protection Act Zone Status available for 2017 and 2016 is for plan years that ended in 2016 and 2015, respectively. The zone status is based on information provided to the Company and other participating employers by each plan and is certified by the plan’s actuary. A plan in the “red” zone has been determined to be in “critical status”, based on criteria established under the Internal Revenue Code (“Code”), and is generally less than 65% funded. A plan in the “yellow” zone has been determined to be in “endangered status”, based on criteria established under the Code, and is generally less than 80% funded. A plan in the “green” zone has been determined to be neither in “critical status” nor in “endangered status”, and is generally at least 80% funded.

(c)
The “FIP/RP Status Pending/Implemented” column indicates whether a Funding Improvement Plan, as required under the Code to be adopted by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2017.

(d)
The “Surcharge Imposed” column indicates whether the Company’s contribution rate for 2017 included an amount in addition the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status”, in accordance with the requirements of the Code.

Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Obligations and Funded Status
The following tables provide information regarding the Company’s defined benefit pension plans summarized by U.S. and international components.
Obligations and Funded Status

	U.S.		International
In thousands	2017	2016	2017	2016
Change in projected benefit obligation
Obligation at beginning of year	$(45,512)	$(46,120)	$(319,551)	$(195,311)
Opening balance sheet adjustment	—	—	(5,321)	—
Service cost	(344)	(337)	(2,740)	(1,379)
Interest cost	(1,422)	(1,475)	(7,310)	(5,774)
Employee contributions	—	—	(880)	(195)
Plan curtailments and amendments	—	—	4,153	2,061
Benefits paid	3,079	3,893	12,906	9,427
Acquisition	—	—	—	(114,242)
Actuarial gain (loss)	(14)	(1,473)	(3,009)	(33,330)
Effect of currency rate changes	—	—	(31,265)	19,192
Obligation at end of year	$(44,213)	$(45,512)	$(353,017)	$(319,551)
Change in plan assets
Fair value of plan assets at beginning of year	$35,802	$37,640	$241,283	$168,069
Opening balance sheet adjustment	—	—	2,058	—
Actual return on plan assets	4,223	2,055	19,102	20,066
Employer contributions	486	—	13,479	6,933
Employee contributions	—	—	880	195
Benefits paid	(3,079)	(3,893)	(12,905)	(9,427)
Acquisition	—	—	—	70,519
Settlements			(4,523)
Effect of currency rate changes	—	—	22,228	(15,072)
Fair value of plan assets at end of year	$37,432	$35,802	$281,602	$241,283
Funded status
Fair value of plan assets	$37,432	$35,802	$281,602	$241,283
Benefit obligations	(44,213)	(45,512)	(353,017)	(319,551)
Funded status	$(6,781)	$(9,710)	$(71,415)	$(78,268)
Amounts recognized in the statement of financial position consist of:
Noncurrent assets	$—	$—	$10,577	$7,130
Current liabilities	—	—	(2,158)	(2,042)
Noncurrent liabilities	(6,781)	(9,710)	(79,834)	(83,356)
Net amount recognized	$(6,781)	$(9,710)	$(71,415)	$(78,268)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Prior service cost	(6)	(8)	(32)	(56)
Net actuarial loss	(20,418)	(23,884)	(54,043)	(56,411)
Net amount recognized	$(20,424)	$(23,892)	$(54,075)	$(56,467)

Components of Net Periodic Benefit Costs
Components of Net Periodic Benefit Costs

	U.S.			International
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$344	$337	$381	$2,740	$1,379	$2,015
Interest cost	1,422	1,475	1,914	7,310	5,774	7,091
Expected return on plan assets	(1,731)	(2,076)	(2,168)	(12,412)	(9,971)	(9,591)
Amortization of initial net obligation and prior service cost	3	3	3	27	61	212
Amortization of net loss	989	914	1,062	2,846	1,818	2,379
Settlement and curtailment losses recognized	—	—	—	768	218	—
Net periodic benefit cost	$1,027	$653	$1,192	$1,279	$(721)	$2,106

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income during 2017 are as follows:

In thousands	U.S.	International
Net gain (loss) arising during the year	$2,477	$3,683
Effect of exchange rates	—	(4,945)
Amortization, settlement, or curtailment recognition of net transition obligation	—	768
Amortization or curtailment recognition of prior service cost	3	27
Amortization or settlement recognition of net loss	989	2,846
Total recognized in other comprehensive gain	$3,469	$2,379
Total recognized in net periodic benefit cost and other comprehensive gain	$2,442	$1,100

Weighted Average Assumptions Used to Develop Actuarial Present Value of Projected Benefit Obligation
The weighted average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for the year listed.

	U.S.			International
	2017	2016	2015	2017	2016	2015
Discount rate	3.56%	3.95%	4.21%	2.40%	2.51%	3.56%
Expected return on plan assets	4.95%	5.70%	5.70%	5.02%	6.07%	5.81%
Rate of compensation increase	3.00%	3.00%	3.00%	2.54%	2.54%	3.10%

Amounts Included in Other Comprehensive Loss That are Expected to be Recognized as Components of Periodic Benefit Costs
As of December 31, 2017, the following table represents the amounts included in other comprehensive loss that are expected to be recognized as components of periodic benefit costs in 2018.

In thousands	U.S.	International
Prior service cost	3	22
Net actuarial loss	970	2,193
	$973	$2,215

Benefit Payments Expected to be Paid to Plan Participants
Benefit payments expected to be paid to plan participants are as follows:

In thousands	U.S.	International
Year ended December 31,
2018	$3,250	$12,401
2019	3,301	12,403
2020	3,325	13,156
2021	3,160	13,799
2022	3,125	14,538
2023 through 2027	14,276	77,817

Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Obligations and Funded Status
The following tables provide information regarding the Company’s post retirement benefit plans summarized by U.S. and international components.
Obligations and Funded Status

	U.S.		International
In thousands	2017	2016	2017	2016
Change in projected benefit obligation
Obligation at beginning of year	$(11,876)	$(12,959)	$(3,425)	$(3,290)
Service cost	(5)	(4)	(28)	(29)
Interest cost	(350)	(389)	(98)	(99)
Plan amendments	—	6	—	—
Benefits paid	970	720	199	133
Acquisition	—	(143)	—	—
Actuarial gain (loss)	(84)	893	(131)	(42)
Effect of currency rate changes	—	—	(237)	(98)
Obligation at end of year	$(11,345)	$(11,876)	$(3,720)	$(3,425)
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	970	720	199	133
Benefits paid	(970)	(720)	(199)	(133)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status
Fair value of plan assets	$—	$—	$—	$—
Benefit obligations	(11,345)	(11,876)	(3,720)	(3,425)
Funded status	$(11,345)	$(11,876)	$(3,720)	$(3,425)
	U.S.		International
In thousands	2017	2016	2017	2016
Amounts recognized in the statement of financial position consist of:
Current liabilities	$(1,046)	$(1,084)	$(208)	$(185)
Noncurrent liabilities	(10,299)	(10,792)	(3,512)	(3,160)
Net amount recognized	$(11,345)	$(11,876)	$(3,720)	$(3,345)
Amounts recognized in accumulated other comprehensive income (loss)
consist of:
Prior service credit	19,616	21,134	9	15
Net actuarial (loss) gain	(18,882)	(20,023)	154	292
Net amount recognized	$734	$1,111	$163	$307

Components of Net Periodic Benefit Costs
Components of Net Periodic Benefit Cost

	U.S.			International
In thousands	2017	2016	2015	2017	2016	2015
Service cost	$5	$4	$9	$28	$29	$38
Interest cost	350	389	1,233	98	99	128
Amortization of initial net obligation and prior service cost	(1,519)	(1,709)	(2,295)	(7)	(7)	(7)
Amortization of net loss (gain)	1,225	1,287	1,356	(23)	(29)	(30)
Net periodic benefit cost (credit)	$61	$(29)	$303	$96	$92	$129

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income during 2017 are as follows:

In thousands	U.S.	International
Net loss arising during the year	(84)	(131)
Effect of exchange rates	—	16
Amortization or curtailment recognition of prior service cost	(1,519)	(7)
Amortization or settlement recognition of net loss (gain)	1,225	(23)
Total recognized in other comprehensive income (loss)	$(378)	$(145)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(317)	$(53)

Weighted Average Assumptions Used to Develop Actuarial Present Value of Projected Benefit Obligation
The weighted average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for the year listed and also the net periodic benefit cost for the following year. The discount rate is based on settling the pension obligation with high grade, high yield corporate bonds.

	U.S.			International
	2017	2016	2015	2017	2016	2015
Discount rate	3.43%	3.76%	3.95%	3.21%	3.46%	3.80%

Amounts Included in Other Comprehensive Loss That are Expected to be Recognized as Components of Periodic Benefit Costs
As of December 31, 2017, the following table represents the amounts included in other comprehensive loss that are expected to be recognized as components of periodic benefit costs in 2018.

In thousands	U.S.	International
Prior service credit	(1,519)	(7)
Net actuarial loss (gain)	1,216	(8)
	$(303)	$(15)

Benefit Payments Expected to be Paid to Plan Participants
Benefit payments expected to be paid to plan participants are as follows:

In thousands	U.S.	International
Year ended December 31,
2018	$1,046	$208
2019	1,024	220
2020	986	225
2021	950	245
2022	908	251
2023 through 2027	3,956	1,352